Commitments and Contingencies, legal accruals and unasserted claims (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loss Contingency Estimate Abstract
Accrual for legal proceedings and unasserted claims	$ 1.7	$ 1.9